Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Changes in fair value of credit derivative [abstract]
Derivative Financial Instruments
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Derivative financial instruments

Derivative financial instruments related to an open forward currency contract measured at fair value through the income statement. The fair value was calculated from data sourced from an independent financial market data provider using mid-market-end-of-day data as of December 31, 2020. The derivative contract that was in place at December 31, 2020 was closed out on May 28, 2021.

The fair value of the derivative is calculated based on level 2 inputs under IFRS 13.

The fair value of financial instruments that are not traded in active market, in the case of an over-the-counter derivative, is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity specific estimates. As all significant inputs required to fair value an instrument are observable, this derivative financial instrument is included in level 2.

The specific valuation technique used to value this derivative is the present value of future cash flow based on the forward exchange rate relative to its value based on the year-end exchange rate.

The derivative fair value movement is disclosed in the Income Statement under “Other (losses)/gains – net”. For the year ended December 31, 2021 the gain on the derivative financial instrument (£1.02 million), which was closed out in May 2021, matched the related foreign exchange loss (£1.02 million) on the receivable, resulting in a net nil impact on the Income Statement.

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